{RIVERSOURCE(SM)INVESTMENTS LOGO}

                      Prospectus Supplement - May 18, 2006*
          RiverSource Income Builder Series (Feb. 6, 2006) S-6394-99 A

RiverSource Absolute Return Currency and Income Fund is expected to be available as an eligible underlying fund in June 2006.

The "Principal Investment Strategies" section has been revised as follows:

The Funds are non-diversified. The Funds are intended for investors who have an objective of achieving a high level of current income and growth of capital, but prefer to have their investment decisions managed by professional money managers. Each Fund is a "fund of funds" and seeks to achieve its objective by investing in a combination of underlying funds for which RiverSource Investments, LLC (RiverSource Investments or investment manager) or an affiliate acts as investment manager or principal underwriter. RiverSource Investments is the investment manager for each of the Funds. By investing in several different underlying funds, the Funds seek to minimize the risks inherent in investing in a single fund.

The investment management process for each Fund is similar: The investment manager will allocate each Fund's assets within and across different asset classes, potentially including an allocation to alternative investment strategies, in an effort to achieve the Fund's objective of providing a high level of current income and growth of capital. Each Fund's allocation is expected to be different based on its different risk profile, as discussed under "Objective." After the initial allocation, the Fund will be rebalanced monthly using quantitative techniques, with a qualitative review, that seeks to maximize the level of income and capital growth, incorporating various measures of relative value subject to constraints that set minimum or maximum exposure within asset classes, as set forth in Table 1, and between asset classes, as set forth in Table 2.

Investment Category Allocation. Within the equity and fixed income asset classes, the quantitative model establishes allocations for the Funds, seeking to achieve each Fund's objective by investing in defined investment categories. Fixed income investment categories include: treasury inflation protected securities, mortgages, core plus (primarily domestic investment grade bonds), high yield bonds, high yield loans, international bonds, and emerging markets bonds. The investment manager also may allocate assets to money market (cash) or alternative investment strategy funds. Equity investment categories include:
U.S. large cap value, U.S. small cap value, international equities and real estate. The target allocation range constraints set forth in Table 1 are intended to promote diversification within the asset classes, and the quantitative model takes into account factors such as style, sector, market capitalization, geographic location, credit quality, interest rate risk, and yield potential. Proposed allocation shifts are reviewed and approved by the investment manager as part of its qualitative review.


--------------------------------------------------------------------------------
S-6394-1 A (5/06)
*Valid until next update
Destroy July 28, 2006



                                              Table 1. Investment Category Ranges by Fund
------------------------------------------------------------------------------------------------------------------------------------
Asset Class            Investment         Eligible Underlying Fund*                                     Income Builder Funds
Target Ranges set       Category                                                                      (Target Allocation Range -
forth in Table 2)                                                                                 Under Normal Market Conditions)**
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                 Basic       Moderate       Enhanced
                                                                                                 Income      Income         Income
                                                                                                 Fund        Fund           Fund
------------------------------------------------------------------------------------------------------------------------------------
Equity               U.S. Large Value         RiverSource Dividend Opportunity Value               0-30%       0-35%       0-40%
                                             ---------------------------------------------------------------------------------------
                                              RiverSource Disciplined Equity  Fund                 0-30%       0-35%       0-40%
                     ---------------------------------------------------------------------------------------------------------------
                     U.S. Small Value         RiverSource Disciplined Small Cap Value Fund         0-30%       0-35%       0-40%
                     ---------------------------------------------------------------------------------------------------------------
                     International Equities   RiverSource Disciplined International Equity Fund    0-10%       0-15%       0-20%
                     ---------------------------------------------------------------------------------------------------------------
                     Real Estate              RiverSource Real Estate Fund                         0-30%       0-35%       0-40%
------------------------------------------------------------------------------------------------------------------------------------
Fixed                TIPS                     RiverSource Inflation Protected Securities Fund      0-40%       0-40%       0-40%
                     ---------------------------------------------------------------------------------------------------------------
                     Mortgages                RiverSource U.S. Government Mortgage Fund            0-40%       0-40%       0-40%
                     ---------------------------------------------------------------------------------------------------------------
                     Core Plus                RiverSource Diversified Bond Fund                    0-40%       0-40%       0-40%
                     ---------------------------------------------------------------------------------------------------------------
                     High Yield Bonds         RiverSource High Yield Bond Fund                     0-15%       0-30%       0-35%
                     ---------------------------------------------------------------------------------------------------------------
                     High Yield Loans         RiverSource Floating Rate Fund                       0-15%       0-20%       0-20%
                     ---------------------------------------------------------------------------------------------------------------
                     International Bonds      RiverSource Global Bond Fund                         0-10%       0-15%       0-20%
                     ---------------------------------------------------------------------------------------------------------------
                     Emerging Markets Bonds   RiverSource Emerging Markets Bond Fund               0-15%       0-30%       0-35%
------------------------------------------------------------------------------------------------------------------------------------
Cash                 Cash                     RiverSource Cash Management Fund                     5-15%       0-10%       0-5%
------------------------------------------------------------------------------------------------------------------------------------
Alternative Investment Strategies             RiverSource Absolute Return Currency and Income Fund 0-5%        0-10%       0-15%
------------------------------------------------------------------------------------------------------------------------------------


* A summary of the principal investment strategies of each eligible underlying fund is set forth in Appendix A. A description of the principal risks associated with these underlying funds is included in Appendix B. Additional information regarding the underlying funds may be found in the Statement of Additional Information. Additional underlying funds may be added in the future either in addition to, or to replace, current underlying funds in an investment category.
** Market appreciation or depreciation may cause each Fund to be temporarily outside the ranges identified in the table. The investment manager may modify the target allocation ranges only upon approval of the Fund's Board of Directors.

Asset Class Allocation. In addition to maintaining investment category ranges within each asset class as set forth in Table 1, the investment manager will maintain each Fund's overall asset mix: fixed income, equity, cash, and alternative investments. The target allocation range constraints set forth in Table 2 are intended to promote diversification between the asset classes, and are incorporated into the broader allocation process discussed above, in an effort to achieve the Fund's objective of providing a high level of current income and growth of capital, while maintaining proper diversification consistent with the Fund's risk profile.

                       Table 2. Asset Class Ranges by Fund

                                         Asset Class
--------------------------------------------------------------------------------
                            (Target Allocation Range - Under Normal
                                      Market Conditions)*
--------------------------------------------------------------------------------
                                                                Alternative
                                                                Investment
Fund                   Equity      Fixed Income      Cash        Strategy

Basic Income Fund      10-30%         55-85%         5-15%         0-5%

Moderate Income Fund   10-35%         55-90%         0-10%         0-10%

Enhanced Income Fund   10-40%         60-90%         0-5%          0-15%

* Market appreciation or depreciation may cause each Fund to be temporarily outside the ranges identified in the table. The investment manager may modify the target allocation ranges only upon approval of the Fund's Board of Directors.


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                                    -- 2 --

The following information has been added to Appendix A:

Appendix A

UNDERLYING FUNDS -- INVESTMENT OBJECTIVES AND STRATEGIES

The following is a brief description of the investment objectives and strategies of the underlying funds. RiverSource Investments may add new underlying funds for investment or change underlying funds without the approval of shareholders. Additional information regarding the underlying funds is available in the applicable fund's prospectus and statement of additional information. This prospectus is not an offer for any of the underlying funds. For a copy of a prospectus of the underlying fund, which contains this and other information, call (888) 791-3380 or visit our website at www.riversource.com/funds. Read the prospectus carefully before you invest.

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Underlying Funds                              Investment Objectives and Strategies
-----------------------------------------------------------------------------------------------------------------------------

Equity Funds

RiverSource(SM) Disciplined International     The Fund seeks to provide shareholders with long-term capital growth. The
Equity Fund                                   Fund assets primarily are invested in equity securities of foreign issuers or in instruments that provide exposure to foreign equity markets. The Fund may invest in securities of or instruments that provide exposure to both developed and emerging markets issuers.

-----------------------------------------------------------------------------------------------------------------------------
Alternative Investment Strategies

RiverSource(SM) Absolute Return Currency and  The Fund seeks to provide shareholders with positive absolute return. The
Income Fund                                   Fund is a non-diversified fund that, under normal market conditions, will invest at least 80% of its net assets (including any borrowings for investment purposes) in short-term debt obligations and forward foreign currency contracts. It is expected that the gross notional value of the
                                              Fund's forward foreign currency contracts will be equivalent to at least 80%
                                              of the Fund's net assets.
-----------------------------------------------------------------------------------------------------------------------------


Appendix B has been revised as follows:

Appendix B

UNDERLYING FUNDS -- RISKS

The following is a brief description of principal risks associated with the underlying funds in which the Funds invest. Additional information regarding the principal risks for the underlying funds is available in the applicable underlying fund's prospectus and Statement of Additional Information. This prospectus is not an offer for any of the underlying funds.

Active Management Risk. The underlying funds are actively managed and its performance therefore will reflect in part the ability of the portfolio managers to make investment decisions that are suited to achieving the underlying funds' investment objectives. Due to its active management, the underlying funds could underperform other mutual funds with similar investment objectives.

Counterparty Risk (Absolute Return Currency and Income Fund and Floating Rate
Fund). Counterparty risk is the risk that a counterparty to a financial instrument entered into by the underlying fund or held by special purpose or structured vehicle becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The underlying fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The underlying fund may obtain only limited recovery or may obtain no recovery in such circumstances. The underlying fund will typically enter into financial instrument transactions with counterparties whose credit rating is investment grade, or, if unrated, determined to be of comparable quality by the investment manager.

Confidential Information Access Risk (Floating Rate Fund). In managing the underlying fund, the investment manager normally will seek to avoid the receipt of material, non-public information (Confidential Information) about the issuers of floating rate loans being considered for acquisition by the underlying fund, or held in the underlying fund. In many instances, issuers of floating rate loans offer to furnish Confidential Information to prospective purchases or holders of the issuer's floating rate loans to help potential investors assess the value of the loan. The investment manager's decision not to receive Confidential Information from these issuers may disadvantage the underlying fund as compared to other floating rate loan investors, and may adversely affect the price the underlying fund pays for the loans it purchases, or the price at which the underlying fund sells the loans, Further, in situations when holders of floating rate loans are asked, for example, to grant consents, waivers of amendments, the investment manager's ability to assess the

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                                    -- 3 --
desirability of such consents, waivers or amendments may be compromised. For these and other reasons, it is possible that the investment manager's decision under normal circumstances not to receive Confidential Information could adversely affect the underlying fund's performance. To protect such Confidential Information, the investment manager has established information walls around the portfolio managers who use such information to assess these floating rate loans for the underlying fund to guard against the potential misuse of such Confidential Information.

Credit Risk. Credit risk is the risk that the borrower of a loan or the issuer of another debt security will default or otherwise become unable or unwilling to honor a financial obligation, such as payments due on a loan. Rating agencies assign credit ratings to certain loans and other debt securities to indicate their credit risk. The price of a loan or other debt security generally will fall if the borrower or the issuer defaults on its obligation to pay principal or interest, the rating agencies downgrade the borrower's or the issuer's credit rating or other news affects the market's perception of the borrower's or the issuer's credit risk. If the borrower of a floating rate loan declares or is declared bankrupt, there may be a delay before the underlying fund can act on the collateral securing the loan, which may adversely affect the underlying fund. Further, there is a risk that a court could take action with respect to a floating rate loan adverse to the holders of the loan, such as invalidating the loan, the lien on the collateral, the priority status of the loan, or ordering the refund of interest previously paid by the borrower. Any such actions by a court could adversely affect the underlying fund's performance. If the underlying fund purchases unrated loans or other debt securities, or if the rating of a loan or security is reduced after purchase, the underlying fund will depend on the investment manager's analysis of credit risk more heavily than usual. Non-investment grade loans or securities, commonly called "high-yield" or "junk," may react more to perceived changes in the ability of the borrower or issuing company to pay interest and principal when due than to changes in interest rates. Non-investment grade loans or securities have greater price fluctuations and are more likely to experience a default than investment grade loans or securities. A default or expected default of a floating rate loan could also make it difficult for the underlying fund to sell the loans at prices approximating the value previously placed on them.

Derivatives Risk. Derivatives (such as forward currency contracts) are financial instruments where value depends upon, or is derived from, the value of something else, such as one or more underlying investments, pools of investments, options, futures, indexes or currencies. Just as with securities in which the underlying fund invests directly, derivatives are subject to a number of risks, including market, correlation, liquidity, interest rate and credit risk. In addition, gains or losses involving derivatives may be substantial, because a relatively small price movement in the underlying security, currency or index may result in a substantial gain or loss for the underlying fund. The underlying fund will suffer a loss in connection with the investment manager's use of derivative instruments if prices do not move in the direction anticipated by the underlying fund's investment manager when entering into the derivative instrument. To comply with applicable regulatory requirements, the underlying fund will be required to designate cash securities in an amount equal to the value of the underlying fund's total assets committed to consummating forward currency contracts. If the value of the securities declines or the amount required to meet the underlying fund's obligations on a forward currency contract increases, additional cash or securities may be required to be designated so that the value of the cash or securities will equal the amount of the underlying fund's commitments on such contracts. If the underlying fund is unable to designate cash or securities equal to the amount of the underlying fund's commitments on such contracts, the underlying fund may be forced to sell such contracts at a time when investment considerations otherwise indicate that it would be disadvantageous to do so.

Diversification Risk (Absolute Return Currency and Income Fund, Emerging Markets Bond Fund, Global Bond Fund and Inflation Protected Securities Fund). If the underlying fund is non-diversified. A non-diversified fund may invest more of its assets in fewer issuers than if it were a diversified fund. Because each investment has a greater effect on the underlying fund's performance, the underlying fund may be more exposed to risk of loss and volatility then a fund that invests more broadly.

Foreign/Emerging Markets Risk. The following are all components of foreign/emerging markets risk:

Country risk includes the political, economic, and other conditions of the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than for most U.S. investments, which means that, at times it may be difficult to sell foreign securities at desirable prices.

Currency risk. Exposure to foreign currencies creates exposure to constantly changing exchange rates and the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of short positions, that the U.S. dollar will decline in value relative to the currency being sold forward. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and economic or political developments in the U.S. or abroad. As a result, the Fund's exposure to foreign currencies may reduce the returns of the Fund. Trading of foreign currencies also includes the risk of clearing and settling trades which, if prices are volatile, may be difficult.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

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                                    -- 4 --

Emerging markets risk includes the dramatic pace of change (economic, social, and political) in these countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.

Geographic Concentration Risk (Emerging Markets Bond Fund and Absolute Return Currency and Income Fund). The underlying fund may be particularly susceptible to economic, political or regulatory events affecting companies and countries within the specific geographic region in which the underlying fund focuses its investments. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. As a result, the underlying fund may be more volatile than a more geographically diversified fund.

Highly Leveraged Transactions Risk (Floating Rate Fund). The corporate loans and corporate debt securities in which the underlying fund invests substantially consist of transactions involving refinancings, recapitalizations, mergers and acquisitions, and other financings for general corporate purposes. The underlying fund's investments also may include senior obligations of a borrower issued in connection with a restructuring pursuant to Chapter 11 of the U.S. Bankruptcy Code (commonly known as "debtor-in-possession" financings), provided that such senior obligations are determined by the underlying fund's investment manager upon its credit analysis to be a suitable investment by the underlying fund. In such highly leveraged transactions, the borrower assumes large amounts of debt in order to have the financial resources to attempt to achieve its business objectives. Such business objectives may include but are not limited to: management's taking over control of a company (leveraged buy-out); reorganizing the assets and liabilities of a company (leveraged recapitalization); or acquiring another company. Loans or securities that are part of highly leveraged transactions involve a greater risk (including default and bankruptcy) than other investments.

Impairment of Collateral Risk (Floating Rate Fund). The value of collateral, if any, securing a floating rate loan can decline, and may be insufficient to meet the borrower's obligations or difficult to liquidate. In addition, the underlying fund's access to collateral may be limited by bankruptcy or other insolvency laws. Further, certain floating rate loans may not be fully collateralized and may decline in value.

Inflation Risk. Also known as purchasing power risk, inflation risk reflects the effects of continually rising prices on investments. If an investment's return is lower than the rate of inflation, your money will have less purchasing power as time goes on.

Inflation Protected Securities Risk (Inflation Protected Securities Fund). Inflation-protected debt securities tend to react to change in real interest rates. Real interest rates can be described as nominal interest rates minus the expected impact of inflation. In general, the price of an inflation-protected debt security falls when real interest rates rise, and rises when real interest rates fall. Interest payments on inflation-protected debt securities will vary as the principal and/or interest is adjusted for inflation and may be more volatile than interest paid on ordinary bonds. In periods of deflation, the underlying fund may have no income at all. Income earned by a shareholder depends on the amount of principal invested and that principal will not grow with inflation unless the investor reinvests the portion of underlying fund's distributions that comes from inflation adjustments.

Interest Rate Risk. The securities in the portfolio are subject to the risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with fixed income securities in the underlying fund's portfolio: when interest rates rise, the prices of fixed income securities generally fall. In general, the longer the maturity or duration of a fixed income security, the greater its sensitivity to changes in interest rates. Securities with floating interest rates can be less sensitive to interest rate changes, but may decline in value if their interest rates do not rise as much as interest rates in general. Because rates on certain floating rate loans and other debt securities reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause fluctuations in the underlying fund's net asset value. Interest rate changes also may increase prepayments of debt obligations, which in turn would increase prepayment risk.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its stocks and bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

Liquidity Risk. The risk associated from a lack of marketability of securities which may make it difficult or impossible to sell at desirable prices in order to minimize loss. The underlying funds may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity. Floating rate loans generally are subject to legal or contractual restrictions on resale. Floating rate loans also may trade infrequently on the secondary market. The value of the loan to the underlying fund may be impaired in the event that the underlying fund needs to liquidate such loans. Other debt securities in which the underlying fund invests may be traded in the over-the-counter market rather than on an organized exchange and therefore may be more difficult to purchase or sell at a fair price. The inability to purchase or sell floating rate loans and other debt securities at a fair price may have a negative impact on the underlying fund's performance.

Market Risk. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that

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                                    -- 5 --
style falls out of favor with the market. The market value of floating rate loans and securities may fluctuate, sometimes rapidly and unpredictably.

Quantitative Model Risk (Disciplined Equity Fund, Disciplined International Equity Fund, Disciplined Small Cap Value Fund and Absolute Return Currency and Income Fund). Securities selected using quantitative methods may perform differently from the market as a whole as a result of the factors used in the quantitative method, the weight placed on each factor, and changes in the factors' historical trends. The quantitative methodology employed by the investment manager has been tested using historical market data, but has only recently begun to be used to manage open-end mutual funds. There can be no assurance that the methodology will enable the underlying fund to achieve its objective.

Reinvestment Risk (Cash Management Fund). The risk that the Fund will not be able to reinvest income or principal at the same rate it currently is earning.

Sector Risk (Dividend Opportunities Fund, Emerging Markets Bond Fund and Global Bond Fund). Investments that are concentrated in a particular issuer, geographic region, or sector will be more susceptible to changes in price. The more a fund diversifies, the more it spreads risk and potentially reduces the risks of loss and volatility.

Sector Risk (Cash Management Fund). Investments that are concentrated in a particular issuer, geographic region, or sector will be more susceptible to changes in price. The more a fund diversifies, the more it spreads risk. For example, if the Fund concentrates its investments in banks, the value of these investments may be adversely affected by economic or regulatory developments in the banking industry.

Sector Risk (Real Estate Fund). Because of the underlying fund's policy of concentrating its investments in securities of companies operating in the real estate industry, the underlying fund is more susceptible to risks associated with the ownership of real estate and with the real estate industry in general. These risks can include fluctuations in the value of the underlying properties, defaults by borrowers or tenants, market saturation, decreases in market rates for rents, and other economic, political, or regulatory occurrences affecting the real estate industry.

REITs depend upon specialized management skills, may have limited financial resources, may have less trading volume, and may be subject to more abrupt or erratic price movements than the overall securities markets. REITs are also subject to the risk of failing to qualify for tax-free pass-through of income. Some REITs (especially mortgage REITs) are affected by risks similar to those associated with investments in debt securities including changes in interest rates and the quality of credit extended.

REITs often do no provide complete tax information until after the calendar year-end. Consequently, because of the delay, it may be necessary for the underlying fund to request permission to extend the deadline for issuance of Forms 1099-DIV beyond January 31.

Small Company Risk (Disciplined Small Cap Value Fund). Investments in small capitalization companies often involve greater risks than investments in larger, more established companies because small capitalization companies may lack the management experience, financial resources, product diversification, experience, and competitive strengths of larger companies. In addition, in many instances the securities of small capitalization companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.

Small and Mid-Sized Company Risk (Dividend Opportunities Fund). Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, experience, and competitive strengths of larger companies. Additionally, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.

Tax Risk (Absolute Return Currency and Income Fund). As a regulated investment company, a fund must derive at least 90% of its gross income for each taxable year from sources treated as "qualifying income" under the Internal Revenue Code of 1986, as amended. The Fund currently intends to take positions in forward currency contracts with notional value exceeding 80% of the Fund's total net assets. Although foreign currency gains currently constitute "qualifying income," the Treasury Department has the authority to issue regulations excluding from the definition of "qualifying income" a fund's foreign currency gains not "directly related" to its "principal business" of investing in stocks or securities (or options and futures with respect thereto). Such regulations might treat gains from some of the Fund's foreign currency-denominated positions as not "qualifying income" and there is a remote possibility that such regulations might be applied retroactively, in which case, the Fund might not qualify as a regulated investment company for one or more years. In the event the Treasury Department issues such regulations, the Fund's Board of Directors may authorize a significant change in investment strategy or Fund liquidation.

(Absolute Return Currency and Income Fund and Floating Rate Fund) The Fund is not a money market fund and its net asset value will fluctuate. The Fund is not a complete investment program and you may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

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                                    -- 6 --

The "Buying and Selling Shares" and "Distributions and Taxes" sections of the prospectus have been revised as follows:

Buying and Selling Shares

The RiverSource funds are available through certain 401(k) or other qualified and nonqualified plans, banks, broker-dealers or other financial intermediaries or institutions (financial institutions). These financial institutions may charge you additional fees for the services they provide and they may have different policies not described in this prospectus. Some policy differences may include different minimum investment amounts, exchange privileges, fund choices and cutoff times for investments. Additionally, recordkeeping, transaction processing and payments of distributions relating to your account may be performed by the financial institutions through which shares are held. Since the fund may not have a record of your transactions, you should always contact the financial institution through which you purchased the fund to make changes to or give instructions concerning your account or to obtain information about your account. The fund, the distributor and the transfer agent are not responsible for the failure of one of these financial institutions to carry out its obligations to its customers.

BUYING SHARES: Investment Options -- Classes of Shares

The RiverSource funds offer different classes of shares. There are differences among the fees and expenses for each class. Not everyone is eligible to buy every class. After determining which classes you are eligible to buy, decide which class best suits your needs. Your financial institution can help you with this decision. The following table shows the key features of each class.

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Investment Options Summary
---------------------------------------------------------------------------------------------------
                                        Class A         Class B       Class C      Class Y(a)
---------------------------------------------------------------------------------------------------

Availability                            Available to    Available to  Available    Limited to
                                        all investors.  all           to all       qualifying
                                                        investors.    investors.   institutional
                                                                                   investors.
---------------------------------------------------------------------------------------------------
Initial Sales Charge                    Yes.            No.           No.          No.
                                        Payable         Entire        Entire       Entire
                                        at time of      purchase      purchase     purchase
                                        purchase.       price is      price is     price is
                                        Lower sales     invested in   invested in  invested in
                                        charge for      shares of     shares of    shares of the
                                        larger          the fund.     the fund.    fund.
                                        investments.
---------------------------------------------------------------------------------------------------
Contingent Deferred                     No.             Maximum 5%    1% CDSC may  No.
Sales Charge (CDSC)                                     CDSC during   apply if
                                                        the first     you sell
                                                        year          shares
                                                        decreasing    within one
                                                        to 0% after   year after
                                                        six years.    purchase.
--------------------------------------------------------------------------------------------------
12b-1 Fee or Shareholder Service Fee(b) Yes.            Yes.          Yes.         Yes.
                                        0.25%           1.00%         1.00%        0.10%
--------------------------------------------------------------------------------------------------
Conversions to Class A                  N/A             Yes.(c)       No.          No.
--------------------------------------------------------------------------------------------------

(a)Please see the statement of additional information (SAI) for information on eligibility requirements to purchase Class Y shares.

(b)For Class A, Class B and Class C shares, each fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940, as amended, that allows it to pay distribution and shareholder servicing-related expenses for the sale of shares. For Class Y shares, each fund has a separate shareholder servicing plan not adopted under Rule 12b-1 to pay for servicing-related expenses related to those shares. Because these fees are paid out of a fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of distribution (sales) or servicing charges.

(c)See "Buying and Selling Shares, Sales Charges, Class B and Class C - contingent deferred sales charge alternative" for more information on the timing of conversion, which will vary depending on the original purchase of the Class B shares.

The distribution and shareholder servicing fees for Class A, Class B, and Class C are subject to the requirements of Rule 12b-1 under the Investment Company Act of 1940, as amended, and are used to reimburse the distributor for certain expenses it incurs in connection with distributing a fund's shares and providing services to fund shareholders. These expenses include payment of distribution and shareholder servicing fees to financial institutions that sell shares of the fund. Financial institutions receive shareholder servicing fees equal to 0.25% of the average daily net assets of Class A, Class B, and Class C shares sold and held through them. For Class A and Class B shares, the distributor begins to pay these fees immediately after purchase. For Class C shares, the distributor begins to pay these fees one year after purchase. Financial institutions also receive distribution fees equal to 0.75% of the average daily net assets of Class C shares sold and held through them, which the distributor begins to pay one year after purchase. For Class B shares, the fund's distributor retains the 0.75% distribution fee in order to finance the payment of sales commissions to financial institutions that sell Class B shares, and to pay for other distribution related expenses. Financial institutions may compensate their financial advisors with the shareholder servicing and distribution fees paid to them by the distributor.

The shareholder servicing fees for Class Y shares are used by the distributer to pay for certain service related expenses helping shareholders thoughtfully consider their investment goals and objectively monitor how well the goals are being achieved. The distributer may pay these fees to the financial institutions for providing such services.

Your fund also may offer Class I shares exclusively to certain institutional investors. Class I shares are made available through a separate prospectus supplement provided to investors eligible to purchase the shares.


--------------------------------------------------------------------------------

S-6400-8                                                                     S.1

Determining which class of shares to purchase

If your fund offers Class A, Class B and Class C shares: If your investments in RiverSource funds total $100,000 or more, Class A shares may be the better option because the sales charge is reduced for larger purchases.

If you invest less than $100,000, consider how long you plan to hold your shares. Class B shares have a higher annual distribution fee than Class A shares and a CDSC for six years. Class B shares convert to Class A shares in the ninth year of ownership. Class B shares purchased through reinvested dividends and distributions also will convert to Class A shares in the same proportion as the other Class B shares.

Class C shares also have a higher annual distribution fee than Class A shares. Class C shares have no sales charge if you hold the shares for longer than one year. Unlike Class B shares, Class C shares do not convert to Class A. As a result, you will pay a distribution fee for as long as you hold Class C shares. If you choose a deferred sales charge option (Class B or Class C), you should consider the length of time you intend to hold your shares. To help you determine which investment is best for you, consult your financial institution.

For more information, see the SAI.

BUYING SHARES: Sales Charges

Class A -- initial sales charge alternative:

Your purchase price for Class A shares is generally the net asset value (NAV) plus a front-end sales charge. The distributor receives the sales charge and re-allows a portion of the sales charge to the financial institution through which you purchased the shares. The distributor retains the balance of the sales charge. Sales charges vary depending on the amount of your purchase.

Sales charge* for Class A shares

For Moderate Fund, Moderate Aggressive Fund, Aggressive Fund or Total Equity
Fund

                             As a % of             As a % of           Maximum reallowance
Total market value        purchase price**     net amount invested    as a % of purchase price

Up to $49,999                 5.75%                 6.10%                   5.00%

$50,000-$99,999               4.75                  4.99                    4.00

$100,000-$249,999             3.50                  3.63                    3.00

$250,000-$499,999             2.50                  2.56                    2.15

$500,000-$999,999             2.00                  2.04                    1.75

$1,000,000 or more            0.00                  0.00                    0.00***

For Basic Income Fund, Conservative Fund, Enhanced Income Fund, Moderate Conservative Fund or Moderate Income Fund


                             As a % of             As a % of           Maximum reallowance
Total market value         purchase price**    net amount invested    as a % of purchase price
Up to $49,999                 4.75%                 4.99%                   4.00%

$50,000-$99,999               4.25                  4.44                    3.50

$100,000-$249,999             3.50                  3.63                    3.00

$250,000-$499,999             2.50                  2.56                    2.15

$500,000-$999,999             2.00                  2.04                    1.75

$1,000,000 or more            0.00                  0.00                    0.00***

  * Because of rounding in the calculation of the offering price, the portion of the sales charge retained by the distributor may vary and the actual sales charge you pay may be more or less than the sales charge calculated using these percentages.
 **  Purchase price includes the sales charge.
*** Although there is no sales charge for purchases with a total market value over $1,000,000, and therefore no re-allowance, the distributor may pay a financial institution. For a sale with a total market value of $1,000,000 to $3,000,000, the distributor may pay a sales commission up to 1.00%; $3,000,000 to $10,000,000, a sales commission up to 0.50%; and $10,000,000 or more, a sales commission up to 0.25%.

Initial Sales Charge -- Rights of Accumulation. You may be able to reduce the sales charge on Class A shares, based on the combined market value of your accounts. The current market values of the following investments are eligible to be added together for purposes of determining the sales charge on your purchase:

o  Your current investment in a fund, and

o Previous investments you and members of your primary household group have made in Class A, Class B or Class C shares in the fund and other RiverSource funds, provided your investment was subject to a sales charge. Your primary household group consists of you, your spouse or domestic partner and your unmarried children under age 21 sharing a mailing address.

--------------------------------------------------------------------------------
S.2

The following accounts are eligible to be included in determining the sales charge on your purchase:

o  Individual or joint accounts;

o Roth and traditional IRAs, SEPs, SIMPLEs and TSCAs, provided they are invested in Class A, Class B or Class C shares that were subject to a sales charge;

o UGMA/UTMA accounts for which you, your spouse, or your domestic partner is parent or guardian of the minor child;

o Revocable trust accounts for which you or a member of your primary household group, individually, is the beneficiary;

o Accounts held in the name of your, your spouse's, or your domestic partner's sole proprietorship or single owner limited liability company or S corporation; and

o Qualified retirement plan assets, provided that you are the sole owner of the business sponsoring the plan, are the sole participant (other than a spouse) in the plan, and have no intention of adding participants to the plan.

The following accounts are not eligible to be included in determining the sales charge on your purchase:

o Accounts of pension and retirement plans with multiple participants, such as 401(k) plans (which are combined to reduce the sales charge for the entire pension or retirement plan and therefore are not used to reduce the sales charge for your individual accounts);

o Investments in Class A shares where the sales charge is waived, for example, purchases through wrap accounts;

o  Investments in Class D, Class E, or Class Y shares;

o Investments in 529 plans, donor advised funds, variable annuities, variable life insurance products, wrap accounts or managed separate accounts; and

o  Charitable and irrevocable trust accounts.

If you purchase RiverSource fund shares through different financial institutions, and you want to include those assets toward a reduced sales charge, you must inform your financial institution in writing about the other accounts when placing your purchase order. Contact your financial institution to determine what information is required.

Unless you provide your financial institution in writing with information about all of the accounts that may count toward a sales charge reduction, there can be no assurance that you will receive all of the reductions for which you may be eligible. You should request that your financial institution provide this information to the fund when placing your purchase order.

For more information on rights of accumulation, please see the SAI.

Initial Sales Charge -- Letter of Intent (LOI). Generally, if you intend to invest $50,000 or more over a period of 13 months or less, you may be able to reduce the front-end sales charges for investments in Class A shares by completing and filing a LOI form. The LOI becomes effective only after the form is processed in good order by the fund. An LOI can be backdated up to a maximum of 90 days. If the LOI is backdated, you may include prior investments in Class A shares that were charged a front-end sales load toward the LOI commitment amount. If the LOI is backdated, the 13-month period begins on the date of the earliest purchase included in the LOI.

Holdings More than 90 Days Old. Purchases made more than 90 days before your LOI is processed by the fund will not be counted towards the commitment amount of the LOI and cannot be used as the starting point for the LOI. While these purchases cannot be included in an LOI, they may help you obtain a reduced sales charge on future purchases as described in "Initial Sales Charge -- Rights of Accumulation."

Notification Obligation. You must request the reduced sales charge when you buy shares. If you do not complete and file the LOI form, or do not request the reduced sales charge at the time of purchase, you will not be eligible for the reduced sales charge. You should request that your financial institution provide this information to the fund when placing your purchase order. For more details on LOIs, please contact your financial institution or see the SAI.

Initial Sales Charge -- Waivers of the sales charge for Class A shares. Sales charges do not apply to:

o current or retired Board members, officers or employees of RiverSource funds or RiverSource Investments or its affiliates, their spouses or domestic partners, children and parents.

o current or retired Ameriprise Financial Services, Inc. (Ameriprise Financial Services) financial advisors, employees of financial advisors, their spouses or domestic partners, children and parents.

o registered representatives and other employees of financial institutions having a selling agreement with the distributor, including their spouses, domestic partners, children and parents.

o portfolio managers employed by subadvisers of the RiverSource funds, including their spouses or domestic partners, children and parents.

o qualified employee benefit plans offering participants daily access to RiverSource funds. Eligibility must be determined in advance. For assistance, please contact your financial institution.

o direct rollovers from qualified employee benefit plans, provided that the rollover involves a transfer of Class Y shares in a fund to Class A shares in the same fund.

--------------------------------------------------------------------------------
                                                                             S.3

o  purchases made:

   o with dividend or capital gain distributions from a fund or from the same class of another RiverSource fund;

   o through or under a wrap fee product or other investment product sponsored by a financial institution having a selling agreement with the distributor;

   o through American Express Personal Trust Services' Asset-Based pricing alternative, provided by American Express Bank, FSB.

o shareholders whose original purchase was in a Strategist fund merged into a RiverSource fund in 2000.

Policies related to reducing or waiving the sales charge may be modified or withdrawn at any time.

Unless you provide your financial institution with information in writing about all of the factors that may count toward a waiver of the sales charge, there can be no assurance that you will receive all of the waivers for which you may be eligible. You should request that your financial institution provide this information to the fund when placing your purchase order.

You also may view this information about sales charges and breakpoints free of charge on the RiverSource funds website. Go to www.riversource.com/roa.

Class B and Class C -- contingent deferred sales charge alternative

For Class B, the CDSC is based on the sale amount and the number of years between purchase and sale. The following table shows how

CDSC percentages on sales decline:

If the sale is made during the:                    The CDSC percentage rate is:*

First year                                                        5%

Second year                                                       4%

Third year                                                        4%

Fourth year                                                       3%

Fifth year                                                        2%

Sixth year                                                        1%

Seventh or eighth year                                            0%

* Because of rounding in the calculation, the portion of the CDSC retained by the distributor may vary and the actual CDSC you pay may be more or less than the CDSC calculated using these percentages.

Although there is no front-end sales charge when you buy Class B shares, the distributor pays a sales commission of 4% to financial institutions that sell Class B shares. A portion of this commission may, in turn, be paid to your financial advisor. The distributor receives any CDSC imposed when you sell your Class B shares.

Purchases made prior to May 21, 2005 age on a calendar year basis. Purchases made beginning May 21, 2005 age on a daily basis. For example, a purchase made on Nov. 12, 2004 completed its first year on Dec. 31, 2004 under calendar year aging. However, a purchase made on Nov. 12, 2005 will complete its first year on Nov. 11, 2006 under daily aging.

Class B shares purchased prior to May 21, 2005 will convert to Class A shares in the ninth calendar year of ownership. Class B shares purchased beginning May 21, 2005 will convert to Class A shares one month after the completion of the eighth year of ownership.

For Class C, a 1% CDSC may be charged if you sell your shares within one year after purchase. Although there is no front-end sales charge when you buy Class C shares, the distributor pays a sales commission of 1% to financial institutions that sell Class C shares. A portion of this commission may, in turn, be paid to your financial advisor. The distributor receives any CDSC imposed when you sell your Class C shares.

For both Class B and Class C, if the amount you sell causes the value of your investment to fall below the cost of the shares you have purchased, the CDSC will be based on the lower of the cost of those shares purchased or market value. Because the CDSC is imposed only on sales that reduce your total purchase payments, you do not have to pay a CDSC on any amount that represents appreciation in the value of your shares, income earned by your shares, or capital gains. In addition, the CDSC on your sale, if any, will be based on your oldest purchase payment. The CDSC on the next amount sold will be based on the next oldest purchase payment.



--------------------------------------------------------------------------------
S.4

Example

Assume you had invested $10,000 in Class B shares and that your investment had appreciated in value to $12,000 after 3 1/2 years, including reinvested dividends and capital gain distributions. You could sell up to $2,000 worth of shares without paying a CDSC ($12,000 current value less $10,000 purchase amount). If you sold $2,500 worth of shares, the CDSC would apply to the $500 representing part of your original purchase price. The CDSC rate would be 3% because the sale was made during the fourth year after the purchase.

CDSC -- Waivers of the CDSC for Class B shares. The CDSC will be waived on sales of shares:

o  in the event of the shareholder's death;

o  held in trust for an employee benefit plan; or

o held in IRAs or certain qualified plans, such as Keogh plans, tax-sheltered custodial accounts or corporate pension plans, provided that the shareholder is:

   o  at least 59 1/2 years old AND

   o taking a retirement distribution (if the sale is part of a transfer to an IRA or qualified plan, or a custodian-to-custodian transfer, the CDSC will not be waived) OR

   o selling under an approved substantially equal periodic payment arrangement.

CDSC -- Waivers of the CDSC for Class C shares. The CDSC will be waived on sales of shares in the event of the shareholder's death.

BUYING SHARES: Opening an Account

Financial institutions are required by law to obtain certain personal information from each person who opens an account in order to verify the identity of the person. As a result, when you open an account you will be asked to provide your name, permanent street address, date of birth, and Social Security or Employer Identification number. You may also be asked for other identifying documents or information. If you do not provide this information, the financial institution through which you are investing in the fund may not be able to open an account for you. If the financial institution through which you are investing in the fund is unable to verify your identity, your account may be closed, or other steps may be taken, as deemed appropriate.

When you buy shares, your order will be priced at the next NAV calculated after your order is accepted by the fund or an authorized financial institution.

BUYING SHARES

You can establish an account by having your financial institution process your purchase. The financial institution through which you buy shares may have different policies not described in this prospectus, including different minimum investment amounts and minimum account balances.

--------------------------------------------------------------------------------
Minimum Investment and Account Balance
--------------------------------------------------------------------------------
                       For all funds and accounts except  Tax qualified accounts
                          those listed to the right
--------------------------------------------------------------------------------

Initial investment              $2,000                       $1,000
--------------------------------------------------------------------------------
Additional investments          $100                         $100
--------------------------------------------------------------------------------
Account balance*                $300                         None
--------------------------------------------------------------------------------

* If your fund account balance falls below the minimum account balance for any reason, including a market decline, you will be asked to increase it to the minimum account balance or establish a scheduled investment plan. If you do not do so within 30 days, your shares may be automatically redeemed and the proceeds mailed to you.


--------------------------------------------------------------------------------
Minimum Investment and Account Balance - scheduled investment plans

                       For all funds and accounts except  Tax qualified accounts
                          those listed to the right
--------------------------------------------------------------------------------
Initial investment              $100                         $100
--------------------------------------------------------------------------------
Additional investments          $100                         $50
--------------------------------------------------------------------------------
Account balance**               None                         None

** If your fund account balance is below the minimum initial investment described above, you must make payments at least monthly.


--------------------------------------------------------------------------------
                                                                             S.5

If approved by the distributor, these minimums may be waived for accounts that are managed by an investment professional (for example, discretionary wrap accounts).

The fund reserves the right to modify its minimum account requirements at any time, with or without prior notice.

Please contact your financial institution for information regarding wire or electronic funds transfer.

EXCHANGING OR SELLING SHARES

You can sell or exchange shares by having your financial institution process your transaction. The financial institution through which you purchased shares may have different policies not described in this prospectus, including different exchange policies and sale procedures.

Important: Payments sent by a bank authorization, check or money order that are not guaranteed may take up to ten days to clear. This may cause your redemption request to fail to process if the requested amount includes unguaranteed funds.

Exchanges

You may exchange your fund shares for shares of the same class of any other publicly offered RiverSource fund. Exchanges into RiverSource Tax-Exempt Money Market Fund may be made only from Class A shares. For complete information on the fund you are exchanging into, including fees and expenses, read that fund's prospectus carefully. Your exchange will be priced at the next NAV calculated after your transaction request is received in good order. You will be subject to a sales charge if you exchange from a money market fund into an equity or fixed income fund.

Market timing is frequent or short-term trading by certain shareholders intended to profit at the expense of other shareholders by selling shares of a fund shortly after purchase. Market timing may adversely impact a fund's performance by preventing the investment manager from fully investing the assets of the fund, diluting the value of shares held by long-term shareholders, or increasing the fund's transaction costs.

The assets of the fund consist primarily of shares of the underlying funds. The underlying funds may be more susceptible to the risks of market timing. Underlying funds that invest in securities that trade on overseas securities markets may be vulnerable to market timers who seek to take advantage of changes in the values of securities between the close of overseas markets and the close of U.S. markets, which is generally the time at which a fund's NAV is calculated. To the extent that an underlying fund has significant holdings of small cap stocks, foreign securities, floating rate loans or high yield bonds, the risks of market timing may be greater for the fund than for other funds. See Appendix A for a list of underlying funds' investment strategies.

See "Valuing Fund Shares" for a discussion of the RiverSource funds' policy on fair value pricing, which is intended, in part, to reduce the frequency and effect of market timing. The RiverSource funds' Boards have adopted a policy that is designed to detect and deter market timing. Each fund seeks to enforce this policy as follows:

o The fund tries to distinguish market timing from trading that it believes is not harmful, such as periodic rebalancing for purposes of asset allocation or dollar cost averaging. Under the fund's procedures, there is no set number of transactions in the fund that constitutes market timing. Even one purchase and subsequent sale by related accounts may be market timing. Generally, the fund seeks to restrict the exchange privilege of an investor who makes more than three exchanges into or out of the fund in any 90-day period. Accounts held by a retirement plan or a financial institution for the benefit of its participants or clients, which typically engage in daily transactions, are not subject to this limit, although the fund seeks the assistance of financial institutions in applying similar restrictions on the sub-accounts of their participants or clients.

o If an investor's trading activity is determined to be market timing or otherwise harmful to existing shareholders, the fund reserves the right to modify or discontinue the investor's exchange privilege or reject the investor's purchases or exchanges, including purchases or exchanges accepted by a financial institution. The fund may treat accounts it believes to be under common control as a single account for these purposes, although it may not be able to identify all such accounts.

o Although the fund does not knowingly permit market timing, it cannot guarantee that it will be able to identify and restrict all short-term trading activity. The fund receives purchase and sale orders through financial institutions where market timing activity may not always be successfully detected.

--------------------------------------------------------------------------------
S.6

Other exchange policies:

o  Exchanges must be made into the same class of shares of the new fund.

o If your exchange creates a new account, it must satisfy the minimum investment amount for new purchases.

o  Once the fund receives your exchange request, you cannot cancel it.

o Shares of the new fund may not be used on the same day for another exchange or redemption.

Selling Shares

You may sell your shares at any time. The payment will be sent within seven days after your request is received in good order.

When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received in good order, minus any applicable CDSC.

Repurchases. You can change your mind after requesting a sale and use all or part of the redemption proceeds to purchase new shares in the same account, fund and class from which you sold. If you reinvest in Class A, you will purchase the new shares at NAV, up to the amount of the redemption proceeds, instead of paying a sales charge on the date of a new purchase. If you reinvest in Class B or Class C, any CDSC you paid on the amount you are reinvesting also will be reinvested. In order for you to take advantage of this repurchase waiver, you must notify your financial institution within 90 days of the date your sale request was processed. Contact your financial institution for information on required documentation. The repurchase privilege may be limited or withdrawn at any time and use of this option may have tax consequences.

Each fund reserves the right to redeem in kind.

For more details and a description of other sales policies, please see the SAI.

Valuing Fund Shares

For classes of shares sold with an initial sales charge, the public offering or purchase price is the net asset value plus the sales charge. For classes of shares sold without an initial sales charge, the public offering price is the NAV.

Orders in good form are priced at the NAV next determined after you place your order. Good form or good order means that your instructions have been received in the form required by the fund. This may include, for example, providing the fund name and account number, the amount of the transaction and all required signatures. For more information, refer to the sections on "Buying Shares" and "Exchanging/Selling Shares," or contact your financial institution.

The NAV is the value of a single share of a fund. The NAV is determined by dividing the value of a fund's assets, minus any liabilities, by the number of shares outstanding. The NAV is calculated as of the close of business on the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time, on each day that the NYSE is open. The assets of the fund will consist primarily of shares of the underlying funds, which are valued at their NAVs. The underlying funds' securities are valued primarily on the basis of market quotations and floating rate loans are valued primarily on the basis of indicative bids. Both market quotations and indicative bids are obtained from outside pricing services approved and monitored under procedures adopted by the Board. Certain short-term securities with maturities of 60 days or less are valued at amortized cost.

When reliable market quotations or indicative bids are not readily available, investments are priced at fair value based on procedures adopted by the Board. These procedures are also used when the value of an investment held by an underlying fund is materially affected by events that occur after the close of a securities market but prior to the time as of which the underlying fund's NAV is determined. Valuing investments at fair value involves reliance on judgment. The fair value of an investment is likely to differ from any available quoted or published price. To the extent that an underlying fund has significant holdings of small cap stocks, high yield bonds, floating rate loans, or foreign securities that may trade infrequently, fair valuation may be used more frequently than for other funds. The underlying funds use an unaffiliated service provider to assist in determining fair values for foreign securities.

Foreign investments are valued in U.S. dollars. Some of an underlying fund's securities may be listed on foreign exchanges that trade on weekends or other days when the fund does not price its shares. In that event, the NAV of the underlying fund's shares may change on days when shareholders will not be able to purchase or sell the underlying fund's shares.

--------------------------------------------------------------------------------
                                                                             S.7

Distributions and Taxes

As a shareholder you are entitled to your share of your fund's net income and net gains. Each fund distributes dividends and capital gains to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

Your fund's net investment income is distributed to you as dividends. Dividends may be composed of qualifying dividend income, which is eligible for preferential tax rates under current tax law, as well as other ordinary dividend income, which may include non-qualifying dividends, interest income and short-term capital gains. Because of the types of income earned by fixed income funds, it is unlikely they will distribute qualifying dividend income. Capital gains are realized when a security is sold for a higher price than was paid for it. Each realized capital gain or loss is long-term or short-term depending on the length of time the fund held the security. Realized capital gains and losses offset each other. The fund offsets any net realized capital gains by any available capital loss carryovers. Net short-term capital gains are included in net investment income. Net realized long-term capital gains, if any, are distributed by the end of the calendar year as capital gain distributions.

REINVESTMENTS

Dividends and capital gain distributions are automatically reinvested in additional shares in the same class of the fund unless you request distributions in cash. The financial institution through which you purchased shares may have different policies.

Distributions are reinvested at the next calculated NAV after the distribution is paid. If you choose cash distributions, you will receive cash only for distributions declared after your request has been processed.

TAXES

If you buy shares shortly before the record date of a distribution, you may pay taxes on money earned by the fund before you were a shareholder. You will pay the full pre-distribution price for the shares, then receive a portion of your investment back as a distribution, which may be taxable.

For tax purposes, an exchange is considered a sale and purchase, and may result in a gain or loss. A sale is a taxable transaction. If you sell shares for less than their cost, the difference is a capital loss. If you sell shares for more than their cost, the difference is a capital gain. Your gain may be short term (for shares held for one year or less) or long term (for shares held for more than one year).

You may not create a tax loss, based on paying a sales charge, by exchanging shares within 91 days of purchase. If you buy Class A shares and within 91 days exchange into another fund, you may not include the sales charge in your calculation of tax gain or loss on the sale of the first fund you purchased. The sales charge may be included in the calculation of your tax gain or loss on a subsequent sale of the second fund you purchased. For more information, see the SAI.

Distributions are subject to federal income tax and may be subject to state and local taxes in the year they are declared. You must report distributions on your tax returns, even if they are reinvested in additional shares.

Income received by a fund may be subject to foreign tax and withholding. Tax conventions between certain countries and the U.S. may reduce or eliminate these taxes.

Selling shares held in an IRA or qualified retirement account may subject you to federal taxes, penalties and reporting requirements. Please consult your tax advisor.

Because most of the fund's investments are shares of underlying funds, the tax treatment of the fund's gains, losses, and distributions may differ from the tax treatment that would apply if either the fund invested directly in the types of securities held by the underlying funds or the fund shareholders invested directly in the underlying funds. As a result, fund shareholders may recognize higher amounts of capital gain distributions or ordinary income dividends than they otherwise would.

Important: This information is a brief and selective summary of some of the tax rules that apply to an investment in a fund. Because tax matters are highly individual and complex, you should consult a qualified tax advisor.

--------------------------------------------------------------------------------
S.8

General Information

AVAILABILITY AND TRANSFERABILITY OF FUND SHARES

Please consult your financial institution to determine availability of RiverSource funds. Currently, RiverSource funds may be purchased or sold through affiliated broker-dealers of RiverSource Investments and through certain unaffiliated financial institutions. If you set up an account at a financial institution that does not have, and is unable to obtain, a selling agreement with the distributor of the RiverSource funds, you will not be able to transfer RiverSource fund holdings to that account. In that event, you must either maintain your RiverSource fund holdings with your current financial institution, find another financial institution with a selling agreement, or sell your shares, paying any applicable CDSC. Please be aware that transactions in taxable accounts are taxable events and may result in income tax liability.

ADDITIONAL SERVICES AND COMPENSATION

In addition to acting as the fund's investment manager, RiverSource Investments and its affiliates also receive compensation for providing other services to the funds.

Administration Services. Ameriprise Financial, 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474, provides or compensates others to provide administrative services to the RiverSource funds. These services include administrative, accounting, treasury, and other services. Fees paid by a fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses."

Custody Services. Ameriprise Trust Company, 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474 (the custodian or Ameriprise Trust Company), provides custody services to all but a limited number of the RiverSource funds, for which U.S. Bank National Association provides custody services. In addition, Ameriprise Trust Company is paid for certain transaction fees and out-of-pocket expenses incurred while providing services to the funds. Fees paid by a fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses."

Distribution and Shareholder Services. RiverSource Distributors, Inc. (expected to be operational mid-2006), 50611 Ameriprise Financial Center, Minneapolis, Minnesota 55474, and Ameriprise Financial Services, 70100 Ameriprise Financial Center, Minneapolis, Minnesota 55474 (collectively, the distributor), provide underwriting and distribution services to the RiverSource funds. Under the Distribution Agreement and related distribution and shareholder servicing plans, the distributor receives distribution and shareholder servicing fees for Class A, Class B and Class C shares. The distributor may retain a portion of these fees to support its distribution and shareholder servicing activity. The distributor re-allows the remainder of these fees (or the full fee) to the financial institutions that sell fund shares and provide services to shareholders. Fees paid by a fund for these services are set forth under "Distribution (12b-1) fees" in the expense table under "Fees and Expenses." Separately, for Class Y shares, the Fund pays fees under a non-12b-1 shareholder servicing agreement for certain shareholder services. A portion of these fees (or the full fee) may be paid to the financial institutions that provide the services. Fees paid by a fund for these services are set forth under "Other Expenses" in the expense table under "Fees and Expenses." More information on how these distribution and shareholder servicing fees are used is set forth under "Investment Options -- Classes of Shares" and in the SAI. The distributor also administers any sales charges paid by an investor at the time of purchase or at the time of sale. See "Shareholder Fees (fees paid directly from your investment)" under "Fees and Expenses" for the scheduled sales charge of each share class. See "Buying and Selling Shares: Sales Charges" for variations in the scheduled sales charges, and for how these sales charges are used by the distributor. See "Other Investment Strategies and Risks" for the RiverSource funds' policy regarding directed brokerage.

Transfer Agency Services. RiverSource Service Corporation, 734 Ameriprise Financial Center, Minneapolis, Minnesota 55474 (the transfer agent or RiverSource Service Corporation), provides or compensates others to provide transfer agency services to the RiverSource funds. The RiverSource funds pay the transfer agent a fee, which varies by class, as set forth in the SAI and reimburses the transfer agent for its out-of-pocket expenses incurred while providing these transfer agency services to the funds. Fees paid by a fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses." RiverSource Service Corporation pays a portion of these fees to financial institutions that provide sub-recordkeeping and other services to fund shareholders. The SAI provides additional information about the services provided and the fee schedules for the transfer agent agreements.


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PAYMENTS TO FINANCIAL INSTITUTIONS

RiverSource Investments and its affiliates may make additional cash payments out of their own resources to financial institutions, including inter-company allocation of resources to affiliated broker-dealers such as Ameriprise Financial Services (and its licensed representatives), in connection with selling fund shares or providing services to the fund or its shareholders. These payments and inter-company allocations are in addition to any 12b-1 distribution and/or shareholder service fees or other amounts paid by the fund under distribution or shareholder servicing plans, or paid by the fund under its transfer agency and administrative services agreements for shareholder account maintenance, sub-accounting, recordkeeping or other services provided directly by the financial institution. In exchange for these payments and inter-company allocations, RiverSource Investments and its affiliates may receive preferred access to registered representatives of a financial institution (for example, the ability to make presentations in branch offices or at conferences) or preferred access to customers of the financial institution (for example, the ability to advertise or directly interact with the financial institution's customers in order to sell the fund). These arrangements are sometimes referred to as "revenue sharing payments." In some cases, these arrangements may create an incentive for a financial institution or its representatives to recommend or sell shares of a fund and may create a conflict of interest between a financial institution's financial interest and its duties to its customers. Please contact the financial institution through which you are purchasing shares of the fund for details about any payments it may receive in connection with selling fund shares or providing services to the fund. These payments and inter-company allocations are usually calculated based on a percentage of fund sales, and/or as a percentage of fund assets attributable to a particular financial institution. These payments may also be negotiated based on other criteria or factors including, but not limited to, the financial institution's affiliation with the investment manager, its reputation in the industry, its ability to attract and retain assets, its access to target markets, its customer relationships and the scope and quality of services it provides. The amount of payment or inter-company allocation may vary by financial institution and by type of sale (e.g., purchases of different share classes or purchases of the fund through a qualified plan or through a wrap program), and may be significant.

From time to time, RiverSource Investments and its affiliates may make other reimbursements or payment to financial institutions or their representatives, including non-cash compensation, in the form of gifts of nominal value, occasional meals, tickets, or other entertainment, support for due diligence trips, training and educational meetings or conference sponsorships, support for recognition programs, and other forms of non-cash compensation permissible under regulations to which these financial institutions and their representatives are subject.

ADDITIONAL MANAGEMENT INFORMATION

Manager of Managers Exemption. The RiverSource funds have received an order from the Securities and Exchange Commission that permits RiverSource Investments, subject to the approval of the Board, to appoint a subadviser or change the terms of a subadvisory agreement for a fund without first obtaining shareholder approval. The order permits the fund to add or change unaffiliated subadvisers or change the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change.

Before certain fixed income funds may rely on the order, holders of a majority of the fund's outstanding voting securities will need to approve operating the fund in this manner. There is no assurance shareholder approval will be received, and no changes will be made without shareholder approval until that time. For more information, see the SAI.

RiverSource Investments or its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create a conflict of interest. In making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, RiverSource Investments does not consider any other relationship it or its affiliates may have with a subadviser, and RiverSource Investments discloses the nature of any material relationships it has with a subadviser to the Board.

Affiliated Funds of Funds. RiverSource Investments seeks to minimize the impact of the fund's purchases and redemptions of shares of the underlying funds by implementing them over a reasonable time frame. In addition, because RiverSource Investments earns different fees from the underlying funds, in determining the allocation of the fund among underlying funds, RiverSource Investments may have an economic conflict of interest. RiverSource Investments will report to the fund's Board on the steps it has taken to manage any potential conflicts.

Fund Holdings Disclosure. The Board has adopted policies and procedures that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the securities owned by a fund. A description of these policies and procedures is included in the SAI.

Legal Proceedings. Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal or arbitration proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal or arbitration proceedings that are likely to have a material adverse effect on the fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the fund. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

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